Stock-based compensation (Summary of Toyota's Stock Option Activity) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Number of shares
Options outstanding, beginning balance	2,093,500	3,503,500	7,330,900
Granted	0	0	0
Exercised	(785,600)	(936,400)	(2,603,900)
Canceled	(115,600)	(473,600)	(1,223,500)
Options outstanding, ending balance	1,192,300	2,093,500	3,503,500	7,330,900
Options exercisable at year end	1,192,300	2,093,500	3,503,500
Weighted-average exercise price
Options outstanding, beginning balance	¥ 3,858	¥ 4,632	¥ 4,965
Granted	0	0	0
Exercised	4,006	5,049	4,834
Canceled	4,682	6,917	6,200
Options outstanding, ending balance	3,682	3,858	4,632	¥ 4,965
Options exercisable at year end	¥ 3,682	¥ 3,858	¥ 4,632
Weighted-average remaining contractual life in years
Options outstanding, Weighted- average remaining contractual term	9 months 18 days	1 year 6 months 22 days	2 years 18 days	2 years 6 months 7 days
Options exercisable at year end	9 months 18 days	1 year 6 months 22 days	2 years 18 days
Aggregate intrinsic value
Options outstanding, beginning balance	¥ 4,384	¥ 13,143		¥ 8,646
Options outstanding, ending balance	2,813	4,384	¥ 13,143
Options exercisable at year end	¥ 2,813	¥ 4,384	¥ 13,143